Acquisitions (Pro Forma) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Business Acquisition [Line Items]
Net sales	$ 2,107,308	$ 2,828,892	$ 3,562,812	$ 5,147,622
Operating income	163,472	315,393	242,099	571,386
Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Interest Expense	8,200	9,000	17,200	18,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	85,991	179,865	118,368	324,970
Net Income (Loss) Attributable to Parent	$ 79,521	$ 174,475	$ 107,195	$ 314,397
Earnings Per Share, Basic	$ 0.73	$ 1.55	$ 0.98	$ 2.79
Earnings Per Share, Diluted	$ 0.72	$ 1.55	$ 0.97	$ 2.79
Business Acquisition, Pro Forma Income Tax Expense (Benefit)	$ (8,700)	$ (25,000)	$ (6,900)	$ (45,800)